UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

SWP Growth & Income ETF
SWP| NASDAQ
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the SWP Growth & Income ETF for the period of September 24, 2024 (commencement of operations), to August 31, 2025. You can find additional information about the Fund at https://www.swp-invest.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FROM SEPTEMBER 24, 2024 TO AUGUST 31, 2025? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
SWP Growth & Income ETF	$98	0.99%
*	Amount shown reflects the expenses of the Fund from September 24, 2024 (commencement of operations) through August 31, 2025. Expenses would be higher if the Fund had been in operations for the full fiscal year.
**	Annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal  period ended August 31, 2025,  the SWP Growth & Income ETF delivered a positive return of 11.48%, underperforming the Wilshire 5000 Index return of 14.08%, while outperforming the S&P 500 Dividend Aristocrats Total Return Index return of 0.72%.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, Energy, Health Care, and Financials were the top contributing sectors to performance, while the Utilities, Information Technology, and Consumer Staples sectors were the biggest detractors.

During the period, Health Care was the largest overweight relative to the Wilshire 5000 Index, while Communication Services was the largest underweight. The Communication Services sector was the best performing sector in the Wilshire 5000. Many of the best performing companies across the Communication Services and Information Technology sectors do not pay dividends and therefore aren’t eligible to be included in the Fund.

The Fund sells covered calls on individual securities as part of the investment strategy. When a security rises in price above the strike price of the sold call option, the upside to the Fund is limited. This was also a contributor to the underperformance over the period as certain holdings were called.

Top Contributors
↑	Oracle (ORCL)
↑	Cameco (CCJ)
↑	Goldman Sachs (GS)

Top Detractors
↓	Target (TGT)
↓	Salesforce (CRM)
↓	NextEra Energy (NEE)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including  management fees and other expenses, were deducted.
SWP Growth & Income ETF	PAGE 1	TSR-AR-56170L612

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/24/2024)
SWP Growth & Income ETF NAV	11.48
FT Wilshire 5000 Index Total Return	14.08
S&P 500 Dividend Aristocrats Total Return Index	0.72
Visit https://www.swp-invest.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$99,817,002
Number of Holdings *	71
Net Advisory Fee Paid	$791,119
Portfolio Turnover Rate**	85%
*	The total number of holdings includes covered call options on portfolio securities.
**	The Fund’s portfolio turnover would have been lower, had it not been for underlying securities being called on sold options.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Sector Allocations[1]	(% of Net Assets)
Information Technology	25.3%
Financials	17.1%
Health Care	12.2%
Industrials	11.6%
Energy	6.3%
Consumer Discretionary	6.0%
Communication Services	5.2%
Consumer Staples	4.3%
Real Estate	3.8%
Utilities	3.6%
Materials	2.7%
Cash & Other	1.9%
1	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.8%
Apple, Inc.	4.4%
Broadcom, Inc.	4.1%
Alphabet, Inc.	3.5%
Oracle Corp.	2.8%
Salesforce, Inc.	2.6%
Philip Morris International, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
Blackstone, Inc.	2.4%
Baker Hughes Co.	2.3%
SWP Growth & Income ETF	PAGE 2	TSR-AR-56170L612

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit  https://www.swp-invest.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund  or your financial intermediary.
SWP Growth & Income ETF	PAGE 3	TSR-AR-56170L612

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 08/31/2025	FYE 08/31/2024
(a) Audit Fees	$13,000	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,500	N/A
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlling, controlled by or under the common control with the registrant’s investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by the registrant’s accountant applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the SWP Growth & Income ETF:

	FYE 08/31/2025	FYE 08/31/2024
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 08/31/2025	FYE 08/31/2024
Registrant	$3,500	N/A
Registrant’s Investment Adviser	$0	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Act”), and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Gaylord B. Lyman, Scott Craven Jones, Lawrence T. Greenberg, and James R. Schoenike.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SWP Growth & Income ETF
Core Financial Statements
August 31, 2025

SWP Growth & Income ETF
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 94.3%
Communication Services - 5.2%
Interactive Media & Services - 5.2%
Alphabet, Inc. - Class A(a)	16,642	$3,543,248
Match Group, Inc.(a)	43,573	1,627,016
Total Communication Services		5,170,264
Consumer Discretionary - 6.0%
Specialty Retail - 6.0%
Dick’s Sporting Goods, Inc.(a)	10,182	2,166,730
Home Depot, Inc.	4,397	1,788,568
TJX Cos., Inc.	14,973	2,045,461
Total Consumer Discretionary		6,000,759
Consumer Staples - 4.3%
Consumer Staples Distribution & Retail - 1.7%
Target Corp.(a)	16,963	1,628,109
Tobacco - 2.6%
Philip Morris International, Inc.(a)	15,703	2,624,442
Total Consumer Staples		4,252,551
Energy - 6.3%
Energy Equipment & Services - 2.4%
Baker Hughes Co.(a)	51,838	2,353,445
Oil, Gas & Consumable Fuels - 3.9%
Cameco Corp.(a)	23,042	1,783,220
Kinder Morgan, Inc.(a)	78,848	2,127,319
		3,910,539
Total Energy		6,263,984
Financials - 17.1%
Banks - 6.9%
Citigroup, Inc.(a)	23,245	2,244,770
JPMorgan Chase & Co.(a)	8,403	2,532,832
PNC Financial Services Group, Inc.	10,109	2,097,011
		6,874,613
Capital Markets - 8.5%
Blackrock, Inc.	2,068	2,330,925
Blackstone, Inc.(a)	14,357	2,460,790
Goldman Sachs Group, Inc.(a)	2,016	1,502,424
Jefferies Financial Group, Inc.(a)	34,446	2,233,823
		8,527,962
Financial Services - 1.7%
Visa, Inc. - Class A	4,761	1,674,825
Total Financials		17,077,400

	Shares	Value
Health Care - 12.2%
Biotechnology - 2.0%
AbbVie, Inc.	9,313	$1,959,455
Health Care Equipment & Supplies - 3.9%
Medtronic PLC(a)	23,733	2,202,660
Stryker Corp.	4,396	1,720,638
		3,923,298
Health Care Providers & Services - 2.0%
Cencora, Inc.	6,943	2,024,648
Pharmaceuticals - 4.3%
AstraZeneca PLC - ADR(a)	28,211	2,254,059
Eli Lilly & Co.(a)	2,770	2,029,247
		4,283,306
Total Health Care		12,190,707
Industrials - 11.6%
Aerospace & Defense - 2.1%
RTX Corp.	13,258	2,102,719
Electrical Equipment - 4.0%
Eaton Corp. PLC(a)	5,210	1,819,019
Emerson Electric Co.(a)	16,068	2,120,976
		3,939,995
Ground Transportation - 1.6%
Union Pacific Corp.	7,077	1,582,205
Machinery - 1.7%
Flowserve Corp.	32,200	1,727,852
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies, Inc.	8,363	2,204,320
Total Industrials		11,557,091
Information Technology - 25.3%(b)
IT Services - 1.8%
International Business Machines Corp.	7,396	1,800,852
Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.(a)	13,910	4,136,695
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,874	1,125,260
		5,261,955
Software - 13.8%
Microsoft Corp.(a)	13,343	6,760,765
Oracle Corp.(a)	12,627	2,855,344
Roper Technologies, Inc.	2,936	1,545,246
Salesforce, Inc.(a)	10,310	2,641,937
		13,803,292

The accompanying notes are an integral part of these financial statements.

1

SWP Growth & Income ETF
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.(a)	18,853	$4,376,535
Total Information Technology		25,242,634
Materials - 2.7%
Construction Materials - 1.1%
Vulcan Materials Co.	4,031	1,173,666
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.(a)	35,427	1,572,959
Total Materials		2,746,625
Utilities - 3.6%
Electric Utilities - 3.6%
Duke Energy Corp.	14,973	1,834,043
NextEra Energy, Inc.(a)	24,828	1,788,857
Total Utilities		3,622,900
TOTAL COMMON STOCKS (Cost $87,810,516)		94,124,915
REAL ESTATE INVESTMENT TRUSTS - 3.8%
Industrial REITs - 1.8%
Prologis, Inc.	15,703	1,786,687
Specialized REITs - 2.0%
Digital Realty Trust, Inc.(a)	11,868	1,989,552
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,883,462)		3,776,239
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Treasury Obligations Fund - Class X, 4.20%(c)	2,220,064	2,220,064
TOTAL SHORT-TERM INVESTMENTS (Cost $2,220,064)		2,220,064
TOTAL INVESTMENTS - 100.3% (Cost $93,914,042)		$100,121,218
Liabilities in Excess of Other Assets - (0.3)%		(304,216)
TOTAL NET ASSETS - 100.0%		$99,817,002

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Held in connection with written option contracts. The total fair market value of collateral for written options is $54,590,409.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

SWP Growth & Income ETF
Schedule of Written Options
August 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.4)%
Call Options - (0.4)%(a)(b)
Alphabet, Inc., Expiration: 09/19/2025; Exercise Price: $225.00	$(2,980,740)	(140)	$(36,540)
Apple, Inc., Expiration: 09/19/2025; Exercise Price: $250.00	(3,691,026)	(159)	(7,791)
AstraZeneca PLC, Expiration: 09/19/2025; Exercise Price: $85.00	(1,909,610)	(239)	(6,692)
Baker Hughes Co., Expiration: 09/19/2025; Exercise Price: $47.00	(1,988,520)	(438)	(19,710)
Blackstone, Inc., Expiration: 09/19/2025; Exercise Price: $180.00	(2,073,940)	(121)	(17,545)
Broadcom, Inc., Expiration: 09/19/2025; Exercise Price: $360.00	(3,479,463)	(117)	(11,115)
Cameco Corp., Expiration: 09/19/2025; Exercise Price: $80.00	(1,501,366)	(194)	(39,964)
Citigroup, Inc., Expiration: 09/19/2025; Exercise Price: $105.00	(1,892,772)	(196)	(5,096)
Dick’s Sporting Goods, Inc., Expiration: 09/19/2025; Exercise Price: $222.50	(1,808,800)	(85)	(12,750)
Digital Realty Trust, Inc., Expiration: 09/19/2025; Exercise Price: $177.50	(1,559,052)	(93)	(3,953)
Eaton Corp. PLC, Expiration: 09/19/2025; Exercise Price: $380.00	(1,501,302)	(43)	(2,580)
Eli Lilly & Co., Expiration: 09/19/2025; Exercise Price: $800.00	(1,611,676)	(22)	(5,280)
Emerson Electric Co., Expiration: 09/19/2025; Exercise Price: $140.00	(1,663,200)	(126)	(4,158)
Freeport-McMoRan, Inc., Expiration: 09/19/2025; Exercise Price: $47.00	(1,332,000)	(300)	(15,000)
Goldman Sachs Group, Inc., Expiration: 09/19/2025; Exercise Price: $790.00	(1,266,925)	(17)	(6,426)
Jefferies Financial Group, Inc., Expiration: 09/19/2025; Exercise Price: $65.00	(1,893,620)	(292)	(52,560)
JPMorgan Chase & Co., Expiration: 09/19/2025; Exercise Price: $310.00	(2,109,940)	(70)	(16,660)
Kinder Morgan, Inc., Expiration: 09/19/2025; Exercise Price: $29.00	(1,802,264)	(668)	(3,340)
Match Group, Inc., Expiration: 09/19/2025; Exercise Price: $42.00	(1,377,846)	(369)	(30,811)
Medtronic PLC, Expiration: 09/19/2025; Exercise Price: $93.00	(1,735,547)	(187)	(25,058)
Microsoft Corp., Expiration: 09/19/2025; Exercise Price: $560.00	(5,725,597)	(113)	(1,469)
NextEra Energy, Inc., Expiration: 09/19/2025; Exercise Price: $77.50	(1,505,845)	(209)	(3,135)
Oracle Corp., Expiration: 09/19/2025; Exercise Price: $270.00	(2,396,978)	(106)	(19,398)
Philip Morris International, Inc., Expiration: 09/19/2025; Exercise Price: $180.00	(2,206,116)	(132)	(5,544)
Salesforce, Inc., Expiration: 09/19/2025; Exercise Price: $280.00	(2,203,750)	(86)	(35,260)
Target Corp., Expiration: 09/19/2025; Exercise Price: $106.00	(1,372,514)	(143)	(4,576)
TOTAL WRITTEN OPTIONS (Premiums received $337,066)			$ (392,411)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

3

SWP Growth & Income ETF
Statement of Assets and Liabilities
At August 31, 2025

ASSETS:
Investments, at value	$100,121,218
Dividends receivable	150,981
Receivable for investments sold	30,840
Total assets	100,303,039
LIABILITIES:
Written option contracts, at value	392,411
Payable to advisor	82,659
Payable for investments purchased	10,967
Total liabilities	486,037
NET ASSETS	$99,817,002
Net Assets Consists of:
Paid-in capital	$92,125,284
Total distributable earnings	7,691,718
Total net assets	$99,817,002
Net assets	$99,817,002
Shares issued and outstanding(a)	3,650,000
Net asset value per share	$27.35
Cost:
Investments, at cost	$93,914,042
Proceeds:
Written options premium received	$337,066

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

SWP Growth & Income ETF
Statement of Operations
For the period ended August 31, 2025(a)

INVESTMENT INCOME:
Dividend income	$1,648,472
Less: Dividend withholding taxes	(2,941)
Total investment income	1,645,531
EXPENSES:
Investment advisory fees (Note 5)	791,119
Total expenses	791,119
NET INVESTMENT INCOME	854,412
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,006,005
In-kind redemptions	727,257
Written option contracts expired or closed	1,268,608
Net realized gain	3,001,870
Net change in unrealized appreciation (depreciation) on:
Investments	6,207,176
Written option contracts	(55,345)
Net change in unrealized appreciation	6,151,831
Net realized and unrealized gain	9,153,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,008,113

(a)	The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

5

SWP Growth & Income ETF
Statement of Changes in Net Assets
For the period ended August 31, 2025(a)

OPERATIONS:
Net investment income	$854,412
Net realized gain	3,001,870
Net change in unrealized appreciation	6,151,831
Net increase in net assets from operations	10,008,113
DISTRIBUTIONS TO SHAREHOLDERS:
From ordinary income	(1,595,004)
Total distributions to shareholders	(1,595,004)
CAPITAL TRANSACTIONS:
Subscriptions	100,103,090
Redemptions	(8,699,197)
Net increase in net assets from capital transactions	91,403,893
NET INCREASE IN NET ASSETS	99,817,002
NET ASSETS:
Beginning of the period	—
End of the period	$99,817,002
SHARES TRANSACTIONS
Subscriptions	3,990,000
Redemptions	(340,000)
Total increase in shares outstanding	3,650,000

(a)
The Fund commenced operations on September 24, 2024.
The accompanying notes are an integral part of these financial statements.

6

SWP Growth & Income ETF
Financial Highlights
For a capital share outstanding throughout the period

September 24, 2024(a) through August 31, 2025
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain on investments	2.57
Total from investment operations	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)
Net realized gains	(0.03)
Total distributions	(0.47)
Net asset value, end of period	$27.35
TOTAL RETURN(c)	11.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$99,817
Ratio of expenses to average net assets(d)	0.99%
Ratio of net investment income to average net assets(d)	1.07%
Portfolio turnover rate(c)(e)	85%

(a)	Commencement of operations was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025
NOTE 1 – ORGANIZATION
The SWP Growth & Income ETF (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is classified as a diversified open-end investment management company under the 1940 Act. The Fund commenced operations on September 24, 2024. SWP Investment Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. The Fund seeks to provide long-term capital appreciation with a secondary emphasis on generating current income.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.
The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal period ended August 31, 2025, the Fund did not incur any interest or penalties.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The Fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will

8

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025(Continued)
generally not be taxable, but will reduce each shareholder’s cost basis in shares of the Fund (“Shares”) and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of August 31, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and has concluded that no additional recognition or disclosures are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, closed-end mutual funds and REITs, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by an event (a “Significant Event”) occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, or even occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.

9

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025(Continued)
Options Contracts: The Fund may use covered call options to seek investment income or mitigate risk. With exchange-traded options, there is minimal counterparty credit risk to the Fund since options are exchange- traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during or at the expiration of the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during or at the expiration of the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. Options will generally be valued at the official close of the exchange for the trading date or the mean of the bid and asked prices will be used if a close price is not available.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$94,124,915	$—	$—	$94,124,915
Real Estate Investment Trusts	3,776,239	—	—	3,776,239
Money Market Funds	2,220,064	—	—	2,220,064
Total Investments	$100,121,218	$—	$—	$100,121,218
Liabilities:
Investments:
Written Options	$(357,647)	$(34,764)	$—	$(392,411)
Total Investments	$(357,647)	$(34,764)	$—	$(392,411)

Refer to the Schedule of Investments for further disaggregation of investment categories.

10

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025(Continued)
NOTE 4 – DERIVATIVES
The Fund may invest in derivative instruments as a principal investment strategy. The primary types of derivatives in which the Fund invests are option contracts. The Advisor limits the Fund’s investments in options in order for the Fund to qualify as a limited derivatives user as defined in Rule 18f-4 under the 1940 Act.
The following is a summary of the derivative instruments reflected as liabilities for the Fund as of August 31, 2025, within the Statement of Assets and Liabilities:

Derivative Instrument Liabilities	Investment at Value[1]
Written Call Options - Equity Contracts	$(392,411)

[1]	Represents written options at value.
The effect of the transactions from derivative instruments for the Fund during the period ended August 31, 2025, as reflected within the Statement of Operations were as follows:

Net Realized Gain on:	Investments[1]
Written Call Options - Equity Contracts	$1,268,608

Net Change in Unrealized Depreciation on:	Investments[1]
Written Call Options - Equity Contracts	$(55,345)

[1]	Represents realized gain and change in unrealized depreciation for written options during the period.
The average monthly market value of written options during the period ended August 31, 2025 was $(235,029).
NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the period ended August 31, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. As compensation for its services, the Advisor is entitled to a unified management fee, which is calculated daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the period September 24, 2024 through August 31, 2025, the Fund incurred $791,119 in advisory fees. Advisory fees payable at August 31, 2025 were $82,659.
Under the investment advisory agreement, the Advisor has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, shareholder service fees and expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, the unified management fee payable to the Advisor, and certain other excluded expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under a Fund Administration servicing Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund and provides Chief Compliance Officer services to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian.
Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Shares are continuously offered for sale by the Distributor only in Creation Units (defined in Note 8). The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares.
Certain officers of the Trust are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

11

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025(Continued)
NOTE 6 – SECURITIES TRANSACTIONS
For the period ended August 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities, short-term securities and in-kind transactions, for the Fund were as follows:

Purchases	Sales
$71,948,247	$71,088,534

For the period ended August 31, 2025, the in-kind transactions associated with creations and redemptions of the Fund were as follows:

Purchases	Sales
$97,482,921	$8,020,676

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of August 31, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis for the Fund were as follows:

Cost of investments(a)	$94,226,360
Gross unrealized appreciation	8,121,556
Gross unrealized depreciation	(2,226,698)
Net unrealized appreciation	5,894,858
Undistributed ordinary income	1,852,205
Undistributed long-term capital gain	—
Total distributable earnings	1,852,205
Other accumulated gains/(losses)(b)	(55,345)
Total accumulated earnings/(losses)	$7,691,718

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
(b)	The other accumulated gains/(losses) are attributable to unrealized gain/(loss) on options.
As of August 31, 2025, the Fund had no capital losses to offset future gains.
For the fiscal period ended August 31, 2025, the effect of permanent “book/tax” reclassifications attributable to redemptions in-kind and distribution reclasses resulted in increases and decreases to components of the Fund’s net assets as follows:

Total Accumulated Earnings	Capital Stock
$(721,391)	$721,391

The tax character of distributions paid during the fiscal period ended August 31, 2025 was as follows:

Ordinary Income	$1,583,685
Long-Term Capital Gain	11,319
$1,595,004

12

SWP Growth & Income ETF
NOTES TO FINANCIAL STATEMENTS
at August 31, 2025(Continued)
NOTE 8 – CREATION AND REDEMPTION TRANSACTIONS
The Fund offers and issues Shares at their NAV only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security. Shares are listed on the Nasdaq Stock Market, LLC (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 10,000 Shares, though this may change from time to time. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to a specified percentage of the value of the missing Deposit Securities. The Fund may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.
NOTE 9 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
NOTE 10 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Advisor, Nate Fischer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 11 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no known individual shareholder has a position which exceeds 25% of the voting securities of the Fund, certain shareholders are affiliated with the Advisor. As of August 31, 2025, the Advisor and investors who are affiliated with the Advisor, when aggregated, owned approximately 97.97% of the voting securities of the Fund.

13

SWP GROWTH & INCOME ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of SWP Growth & Income ETF and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of SWP Growth & Income ETF (the “Fund”), a series of Manager Directed Portfolios, as of August 31, 2025, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 24, 2024 (commencement of operations) through August 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period September 24, 2024 (commencement of operations) through August 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 28, 2025

14

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at August 31, 2025 (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal period ended August 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SWP Growth & Income ETF	40.91%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended August 31, 2025, was as follows:

SWP Growth & Income ETF	36.99%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

SWP Growth & Income ETF	45.72%

15

SWP Growth & Income ETF
ADDITIONAL INFORMATION
at August 31, 2025 (Unaudited) (Continued)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

16

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed Herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	November 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	November 3, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	November 3, 2025

* Print the name and title of each signing officer under his or her signature.